SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) segment	Dec. 31, 2024 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 21,712	$ 20,604
Operating costs	11,892	10,987
Adjusted EBITDA	9,820	9,617
Depreciation and amortization	4,802	4,616
Restructuring, acquisition and other	439	406
Finance costs	2,043	2,295
Gain on disposition of data centres	(69)	0
Other income	(5,021)	(6)
Income before income tax expense	7,626	2,306
Capital expenditures	3,707	4,041
Goodwill	20,032	16,280
External Customers
Disclosure of operating segments [line items]
Revenue	21,712	20,604
Internal Customers
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	10,715	10,595
Operating costs	5,351	5,283
Adjusted EBITDA	5,364	5,312
Capital expenditures	1,471	1,596
Goodwill	1,634	1,634
Operating segments | Wireless | External Customers
Disclosure of operating segments [line items]
Revenue	10,603	10,528
Operating segments | Wireless | Internal Customers
Disclosure of operating segments [line items]
Revenue	112	67
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	7,868	7,876
Operating costs	3,283	3,358
Adjusted EBITDA	4,585	4,518
Capital expenditures	1,803	1,939
Goodwill	13,617	13,677
Operating segments | Cable | External Customers
Disclosure of operating segments [line items]
Revenue	7,800	7,801
Operating segments | Cable | Internal Customers
Disclosure of operating segments [line items]
Revenue	68	75
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	3,288	2,242
Operating costs	3,047	2,154
Adjusted EBITDA	241	88
Capital expenditures	206	259
Goodwill	4,781	969
Operating segments | Media | External Customers
Disclosure of operating segments [line items]
Revenue	2,997	1,973
Operating segments | Media | Internal Customers
Disclosure of operating segments [line items]
Revenue	291	269
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(159)	(109)
Operating costs	211	192
Adjusted EBITDA	(370)	(301)
Capital expenditures	227	247
Goodwill	0	0
Corporate items and eliminations | External Customers
Disclosure of operating segments [line items]
Revenue	312	302
Corporate items and eliminations | Internal Customers
Disclosure of operating segments [line items]
Revenue	$ (471)	$ (411)